Related Party Transactions (Details) - USD ($)				1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 08, 2022	Sep. 09, 2020	Sep. 01, 2018	Dec. 22, 2022	Jul. 20, 2022	Apr. 17, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Prepayments							$ 5,908,930
Expenses paid							140,134
Comprised advance							164,419
Accrued interests					$ 1,648		166,949
Advances					$ 15,976
Interest rate				2.00%
Interest expense							770
Agreement description										the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2021 and 2020, the Company repaid $245,000 and $507,998 to partially settle the principal, respectively.
Repaid principal							670,000
Borrowed amount							6,416,362				$ 26,007
Contract amount paid	$ 3,000,000
Short-term borrowings [member]
Related Party Transactions (Details) [Line Items]
Interest rate						2.00%
Borrowed amount						$ 2,735,000
Interest expenses							27,350
Long-term borrowings [member]
Related Party Transactions (Details) [Line Items]
Interest rate		2.00%
Borrowed amount		$ 413,500
Interest expense							4,135
Richard Stagg [Member]
Related Party Transactions (Details) [Line Items]
Interest rate					3.00%
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) [Line Items]
Interest rate									4.00%
Interest expense							$ 299,817	$ 117,150
Mr. Tu Jing Yi [Member]
Related Party Transactions (Details) [Line Items]
Agreement description			the Company entered into an agreement with Mr. Tu whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is due on August 31, 2022 with an interest rate at 1.5%.